Leases - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Payments of lease liabilities	$ 1,276	$ 1,205	$ 968
Interest expenses on lease liabilities	381	349	278
Expenses for low value assets and short-term leases	$ 130	$ 238	$ 190
Weighted average incremental borrowing rate	10.46%	11.25%	10.18%